Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property and Equipment [Abstract]
Schedule of property and equipment
	September 30, 2018	December 31, 2017
Computer Equipment	$220,054	$234,315
Furniture and Fixtures	61,803	61,803
Leasehold Improvements	25,446	-
	307,303	296,118
Less: Accumulated Depreciation	(259,272)	(248,062)
	$48,031	$48,056

	December 31, 2017	December 31, 2016
Computer Equipment	$234,315	$219,653
Furniture and Fixtures	61,803	61,803
	296,118	281,456
Less: Accumulated Depreciation	(248,062)	(209,627)
	$48,056	$71,829